FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Disclosure of financial assets	Financial assets and liabilities by category

At December 31, 2020	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$860,637	$—	$—	$860,637
Marketable securities (note 6)	—	—	26,748	26,748
Trade receivables (2) (note 7)	—	38,456	—	38,456
Restricted cash (note 10)	35,288	—	—	35,288
Other current and non-current financial assets	5,228	10,991	—	16,219
Total financial assets	$901,153	$49,447	$26,748	$977,348

Financial liabilities
Trade and other payables	$125,004	$—	$—	$125,004
Debt (note 14)	390,670	—	—	390,670
Lease liabilities (note 16)	122,715	—	—	122,715
Derivative liabilities	—	3,881	—	3,881
Total financial liabilities	$638,389	$3,881	$—	$642,270

At December 31, 2019	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$503,647	$—	$—	$503,647
Marketable securities (note 6)	—	—	66,453	66,453
Trade receivables (2) (note 7)	—	54,164	—	54,164
Restricted cash (note 10)	2,339	—	—	2,339
Other current and non-current financial assets	13,337	2,288	1,000	16,625
Total financial assets	$519,323	$56,452	$67,453	$643,228

Financial liabilities
Trade and other payables	$74,836	$—	$—	$74,836
Debt (note 14)	284,049	—	—	$284,049
Lease liabilities (note 16)	3,792	—	—	$3,792
Total financial liabilities	$362,677	$—	$—	$362,677

(1)Investments in equity securities were designated as FVTOCI upon initial recognition as the management of the equity securities is not considered to be part of the Company's core operations. Securities in the portfolio are disposed of when they no longer meet the Company's long-term investment strategy.
(2)Trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(o).
As at December 31, 2020, the fair value of the 2019 Notes and Term Loan as compared to the carrying amounts were as follows:

		December 31, 2020		December 31, 2019
	Level	Carrying amount	Fair value	Carrying amount	Fair value
2013 Notes (1)	1	$—	$—	$(114,280)	$(116,581)
2019 Notes (1)	1	(177,582)	(317,538)	(169,769)	(297,735)
Term Loan	3	(210,000)	(221,943)	—	—
Total borrowings		$(387,582)	$(539,481)	$(284,049)	$(414,316)

(1)The fair value disclosed for the Company's 2013 Notes and 2019 Notes is included in Level 1 as the basis of valuation uses a quoted price in an active market. The carrying amount of such convertible notes represents the debt component of the convertible notes, while the fair value represents both the debt and equity components of the convertible notes (see note 14(a)).

Disclosure of financial liabilities	Financial assets and liabilities by category

At December 31, 2020	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$860,637	$—	$—	$860,637
Marketable securities (note 6)	—	—	26,748	26,748
Trade receivables (2) (note 7)	—	38,456	—	38,456
Restricted cash (note 10)	35,288	—	—	35,288
Other current and non-current financial assets	5,228	10,991	—	16,219
Total financial assets	$901,153	$49,447	$26,748	$977,348

Financial liabilities
Trade and other payables	$125,004	$—	$—	$125,004
Debt (note 14)	390,670	—	—	390,670
Lease liabilities (note 16)	122,715	—	—	122,715
Derivative liabilities	—	3,881	—	3,881
Total financial liabilities	$638,389	$3,881	$—	$642,270

At December 31, 2019	Amortized cost	FVTPL	FVTOCI (1)	Total
Financial assets
Cash and cash equivalents (note 5)	$503,647	$—	$—	$503,647
Marketable securities (note 6)	—	—	66,453	66,453
Trade receivables (2) (note 7)	—	54,164	—	54,164
Restricted cash (note 10)	2,339	—	—	2,339
Other current and non-current financial assets	13,337	2,288	1,000	16,625
Total financial assets	$519,323	$56,452	$67,453	$643,228

Financial liabilities
Trade and other payables	$74,836	$—	$—	$74,836
Debt (note 14)	284,049	—	—	$284,049
Lease liabilities (note 16)	3,792	—	—	$3,792
Total financial liabilities	$362,677	$—	$—	$362,677

(1)Investments in equity securities were designated as FVTOCI upon initial recognition as the management of the equity securities is not considered to be part of the Company's core operations. Securities in the portfolio are disposed of when they no longer meet the Company's long-term investment strategy.
(2)Trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(o).
As at December 31, 2020, the fair value of the 2019 Notes and Term Loan as compared to the carrying amounts were as follows:

		December 31, 2020		December 31, 2019
	Level	Carrying amount	Fair value	Carrying amount	Fair value
2013 Notes (1)	1	$—	$—	$(114,280)	$(116,581)
2019 Notes (1)	1	(177,582)	(317,538)	(169,769)	(297,735)
Term Loan	3	(210,000)	(221,943)	—	—
Total borrowings		$(387,582)	$(539,481)	$(284,049)	$(414,316)

(1)The fair value disclosed for the Company's 2013 Notes and 2019 Notes is included in Level 1 as the basis of valuation uses a quoted price in an active market. The carrying amount of such convertible notes represents the debt component of the convertible notes, while the fair value represents both the debt and equity components of the convertible notes (see note 14(a)).

Disclosure of fair value of financial instruments
The levels in the fair value hierarchy into which the Company's financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

	Fair value at December 31, 2020
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Marketable securities (note 6)	$26,748	$—	$—	$26,748
Trade receivables (note 7)	—	38,456	—	38,456
Other financial assets	—	1,243	9,748	10,991
Derivative liabilities	—	(3,881)	—	(3,881)
	$26,748	$35,818	$9,748	$72,314

	Fair value at December 31, 2019
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Marketable securities (note 6)	$66,453	$—	$—	$66,453
Trade receivables (note 7)	—	54,164	—	54,164
Other financial assets	—	2,641	647	3,288
	$66,453	$56,805	$647	$123,905

(1)Marketable securities of publicly quoted companies, consisting of FVTOCI investments, are valued using a market approach based upon unadjusted quoted prices in an active market obtained from securities exchanges.
(2)Trade receivables relating to sales of concentrate are included in Level 2 as the basis of valuation uses quoted commodity forward prices. Derivative assets and liabilities are included in Level 2 as the basis of valuation uses quoted prices in active markets.
(3)Certain items of deferred consideration from the sale of exploration and evaluation assets are included in Level 3, as certain assumptions used in the calculation of the fair value are not based on observable market data.